Note 19 - Income Tax	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of income tax [text block]
19.
Income
T
ax

The Company had
no
assessable profit for the years ended
November 30, 2020
and
2019.
A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of comprehensive loss for the years ended
November 30, 2020
and
2019
is as follows:

	For the year ended
	November 30, 2020 ($)	November 30, 2019 ($)
Net loss for the year	11,087,643	6,215,974
Canadian statutory income tax rate	26.99%	27.00%
Expected tax recovery	2,992,744	1,678,313
Non-deductible permanent differences	(1,584,821)	(1,046,799)
Income tax rate differences	(8,541)	-
Change in benefits not recognized	(1,374,091)	(336,853)
Other	(25,291)	(294,661)
Tax recovery for the year	-	-

The temporary differences for which deferred income tax assets are not
recognized are as follows:

	As at November 30, 2020 ($)	As at November 30, 2019 ($)
Non-capital loss carry-forward	26,294,813	21,358,373
Mineral properties	1,103,502	832,290
Fixed assets	254,545	251,449
Share issue costs	4,277	86,279
Unrecognized deferred income tax assets	27,657,137	22,528,391

The deferred tax assets have
not
been recognized in the consolidated financial statements, as management does not
consider it more likely than
not
those assets will be realized in the near future.

The Company has non-capital losses which
may
be carried-forward to reduce taxable income in future years. The non-capital losses in Canada will expire as follows:

	As at November 30, 2020 ($)	As at November 30, 2019 ($)
Year 2029	2,000	2,000
Year 2030	320,000	320,000
Year 2031	1,077,000	1,077,000
Year 2032	1,979,000	1,979,000
Year 2033	2,099,000	2,099,000
Year 2034	2,563,000	2,564,000
Year 2035	1,459,000	1,459,000
Year 2036	4,078,000	4,105,000
Year 2037	3,230,000	3,291,000
Year 2038	2,372,000	2,338,000
Year 2039	1,891,000	2,124,000
Year 2040	5,225,000	-
	26,295,000	21,358,000